Financial instruments by category (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Bank borrowings, undiscounted cash flows	$ 27,625	$ 48,958
Trade and other payables, undiscounted cash flows	52,557	23,650
Payables to related parties, undiscounted cash flows	7,331	1,561
Non-derivative financial liabilities, undiscounted cash flows	87,513	74,169
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Bank borrowings, undiscounted cash flows	27,625	43,304
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	2,068	1,561
Non-derivative financial liabilities, undiscounted cash flows	29,693	44,865
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Bank borrowings, undiscounted cash flows	82,875	355,064
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	27,087	22,018
Non-derivative financial liabilities, undiscounted cash flows	109,962	377,082
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Bank borrowings, undiscounted cash flows	480,250	0
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	0	0
Non-derivative financial liabilities, undiscounted cash flows	$ 480,250	$ 0